Stock Compensation Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock Compensation Expenses [Abstract]
Schedule of Stock Options Activity

Stock options activity for the period ended September 30, 2025, was as follows:

	Number of shares subject to options	Weighted average grant date fair value per share
Unvested balance as of December 31, 2024	2,536,776	$3.41
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested balance as of September 30, 2025	2,536,776	$3.41

	Number of shares subject to options	Weighted average grant date fair value per share
Exercisable balance as of September 30, 2025	5,041,405	$2.06

Stock options activity for the year ended December 31, 2024, was as follows:

	Number of Shares Options	Weighted average grant date fair value per share
Unvested balance as of December 31, 2023	3,382,368	$3.41
Granted	3,350,221	$1.39
Vested	4,195,813	$1.79
Forfeited	-	-
Unvested balance as of December 31, 2024	2,536,776	$3.41

	Number of Shares Options	Weighted average grant date fair value per share
Exercisable balance as of December 31, 2024	5,041,405	$2.06
	Number of shares options	Weighted average grant date fair value
Unvested balance as of December 31, 2022	-	-
Granted	4,227,960	$3.41
Vested	845,592	$3.41
Forfeited	-	-
Unvested balance as of December 31, 2023	3,382,368	$3.41
	Number of Shares Options	Weighted average grant date fair value per share
Exercisable balance as of December 31, 2023	845,592	$3.41

Schedule of Restricted Stock Awards Activity

RSU activity for the period ended September 30, 2025, was as follows:

	Number of shares subject to RSAs	Weighted average grant date fair value per share
Unvested balance as of December 31, 2024	2,117,598	$7.76
Granted	-	-
Vested	-	-
Forfeited	510,266	$7.76
Unvested balance as of September 30, 2025	1,607,332	$7.76

Restricted Stock Awards activity for the year ended December 31, 2024, was as follows:

	Number of Shares RSAs	Weighted average grant date fair value per share
Unvested balance as of December 31, 2023	2,874,223	$7.76
Granted	-	-
Vested	705,865	$7.76
Forfeited	50,760	7.76
Unvested balance as of December 31, 2024	2,117,598	$7.76

	Number of Shares RSAs	Weighted average grant date fair value per share
Exercisable balance as of December 31, 2024	-	-
	Number of Shares RSAs	Weighted average grant date fair value per share
Unvested balance as of December 31, 2022	-	-
Granted	3,592,779	$7.76
Vested	718,556	$7.76
Forfeited	-	-
Unvested balance as of December 31, 2023	2,874,223	$7.76

	Number of Shares RSAs	Weighted average grant date fair value per share
Exercisable balance as of December 31, 2023	-	-

Schedule of Common Stock Issued to Consultants as Advisory Shares

Common stock issued to Advisors as advisory shares during the period as follows:

Grant dates	Fair value on grant date	Unvested shares in the beginning	Shares granted during the year	Shares vested during the period	Unvested shares at the end of the period
31-Oct-23	8.99	39,147	-	3,454	35,693
31-Oct-23	8.99	5,270	-	465	4,805
31-Oct-23	8.99	4,193	-	370	3,823
31-Oct-23	8.99	16,533	-	1,459	15,074
15-Apr-25	9.15	-	1,639	1,639	-
30-Apr-25	10.89	-	20,000	20,000	-
16-May-25	9.84	-	20,000	20,000	-
		65,143	41,639	47,387	59,395

Common stock issued to consultants as advisory shares during the year as follows:

Grant dates	Fair value on grant date	Unvested shares in the beginning	Shares granted during the year	Option vested	Unvested share at year end
1-Jun-23	8.15	5,000	-	5,000	-
31-Oct-23	8.99	52,963	-	13,816	39,147
31-Oct-23	8.99	7,130	-	1,860	5,270
31-Oct-23	8.99	5,673	-	1,480	4,193
31-Oct-23	8.99	22,368	-	5,835	16,533
1-Mar-24	6.75	-	15,000	15,000	-
21-Aug-24	0.32	-	10,000	10,000	-
31-Aug-24	0.32	-	50,000	50,000	-
31-Aug-24	0.32	-	50,000	50,000	-
31-Aug-24	0.32	-	5,000	5,000	-
31-Aug-24	0.32	-	10,000	10,000	-
2-Dec-24	3.32	-	9,034	9,034
		93,134	149,034	177,025	65,143

Schedule of Share Compensation Expense

During the nine months ended September 30, 2025 and September 30, 2024, the Company has recorded share compensation expense of $6,104,670 and $12,003,897, respectively, in relation to stock options, RSAs and advisory shares as follows:

	September 30, 2025	September 30, 2024
Stock options	2,156,676	6,821,384
Restricted stock units (RSU)	2,986,730	4,185,814
Advisory shares	961,264	996,699
Total stock compensation expenses	6,104,670	12,003,897

During the year ended December 31, 2024, the Company has recorded share compensation expense of $14,342,784 in relation to stock options, RSU and Advisory shares as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023
Stock options	7,546,149	3,152,066
Restricted stock units (RSU)	5,479,441	6,095,401
Advisory shares	1,317,194	476,025
Total stock compensation expenses	14,342,784	9,723,492

Schedule of Weighted-Average Estimated Fair Values of Stock Options	The weighted-average estimated fair values of stock options and the rights to acquire stock as well as the weighted-average assumptions used in calculating the fair values of stock options and the rights to acquire stock that were granted during the period ending September 30, 2025, were as follows:
		Nine months ended September 30, 2025
Grant date	Stock Options February 13, 2024	Stock Options November 27, 2023	Restricted stock awards November 27, 2023
Fair value on grant date	$1.39	$3.41	$7.76
Risk free interest rate	4.40%	4.40%	4.40%
Expected volatility	24.96%	18.50%	18.50%
Exercise prices	$5.00	$5.00	0.0001
Share price on the grant date	$5.50	$7.76	$7.76
Expected term of vesting	2.5 years	4 years	4 years
The weighted-average estimated fair values of stock options and the rights to acquire stock as well as the weighted-average assumptions used in calculating the fair values of stock options and the rights to acquire stock that were granted during the years ended December 31, 2024, and 2023, were as follows:
	Year ended December 31, 2024
	Stock Options	Stock Options	Restricted stock awards
Grant date	February 13, 2024	November 27, 2023	November 27, 2023
Fair value on grant date	$1.39	$3.41	$7.76
Risk free interest rate	4.40%	4.40%	4.40%
Expected volatility	25.00%	18.50%	18.50%
Exercise prices	$5.00	$5.00	$0.0001
Share price on the grant date	$5.50	$7.76	$7.76
Expected term of vesting	2.5 years	4 years	4 years